UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2011
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/20/2011
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       91
                                         -------------
Form 13F Information Table Value Total:   1,171,370
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America's Car-Mart Inc.        COM              03062T105      900    31001 SH       Sole                    31001
American Business Bank         COM              02475l105      357    16617 SH       Sole                    16617
Amerisafe, Inc.                COM              03071h100      812    44101 SH       Sole                    44101
AngioDynamics, Inc.            COM              03475v101      420    32001 SH       Sole                    32001
Aqua America Inc               COM              03836w103     1294    60000 SH       Sole                    60000
Arthur J Gallagher & Co.       COM              363576109     8373   318356 SH       Sole                   318356
Bank of the Ozarks, Inc.       COM              063904106     7678   366827 SH       Sole                   366827
Bed Bath and Beyond            COM              075896100    32272   563119 SH       Sole                   563119
Berkshire Hathaway A           COM              084670108    34603      324 SH       Sole                      324
Berkshire Hathaway B           COM              084670702    11785   165890 SH       Sole                   165890
Biglari Holdings Inc.          COM              08986r101      845     2851 SH       Sole                     2851
Brookfield Asset Management    COM              112585104    33137  1202800 SH       Sole                  1202800
Brown & Brown Inc.             COM              115236101    47600  2674181 SH       Sole                  2674181
Cambridge Bancorp              COM              132152109      568    16941 SH       Sole                    16941
Camden National Corp           COM              133034108      622    22828 SH       Sole                    22828
Carmax                         COM              143130102    21833   915411 SH       Sole                   915411
Cass Information Systems Inc.  COM              14808p109      949    30576 SH       Sole                    30576
Clarcor Inc.                   COM              179895107      266     6424 SH       Sole                     6424
Contango Oil & Gas Company     COM              21075n204     1262    23061 SH       Sole                    23061
Courier Corp                   COM              222660102     1891   289189 SH       Sole                   289189
Digital River                  COM              25388b104     4146   200001 SH       Sole                   200001
Dimeco Inc.                    COM              25432w104      304     8946 SH       Sole                     8946
Donaldson Co., Inc.            COM              257651109    37740   688687 SH       Sole                   688687
Enterprise Financial Services  COM              293712105      690    50751 SH       Sole                    50751
EOG Resources Inc.             COM              26875p101    31670   445994 SH       Sole                   445994
Evolution Petroleum Corporatio COM              30049a107      508    72001 SH       Sole                    72001
Exactech, Inc.                 COM              30064e109      367    26066 SH       Sole                    26066
Exxon Mobil Corp               COM              30231G102      574     7904 SH       Sole                     7904
Flowers Foods                  COM              343498101     7685   394920 SH       Sole                   394920
Forward Air                    COM              349853101    20850   819271 SH       Sole                   819271
Franklin Resources             COM              354613101    26469   276754 SH       Sole                   276754
General Electric Co            COM              369604103     1529   100482 SH       Sole                   100482
Glenville Bank Hldg Co.        COM              37908p109      207     2756 SH       Sole                     2756
Graco                          COM              384109104    14605   427791 SH       Sole                   427791
Heartland Express              COM              422347104    30206  2227553 SH       Sole                  2227553
Hilltop Holdings               COM              432748101      335    46526 SH       Sole                    46526
Home Bancshares, Inc           COM              436893200     8982   423301 SH       Sole                   423301
Houston Wire & Cable Company   COM              44244K109      629    54701 SH       Sole                    54701
Idex Corporation               COM              45167R104    37733  1210954 SH       Sole                  1210954
Illinois Tool Works            COM              452308109    25626   616008 SH       Sole                   616008
International Bus Mach         COM              459200101      867     4960 SH       Sole                     4960
Inventure Foods, Inc.          COM              461212102      111    28901 SH       Sole                    28901
John Wiley & Sons              COM              968223206    57718  1299371 SH       Sole                  1299371
Johnson & Johnson              COM              478160104    36895   579293 SH       Sole                   579293
Knight Transportation Inc.     COM              499064103    20892  1569671 SH       Sole                  1569671
Ledyard Financial Group        COM              523338101      340    11276 SH       Sole                    11276
M & T Bank Corp                COM              55261F104     9763   139677 SH       Sole                   139677
Magnum Hunter Res Corp         COM              55973b102      399   120501 SH       Sole                   120501
Markel Corp                    COM              570535104    46617   130531 SH       Sole                   130531
McCormick & Co.                COM              579780206     2227    48251 SH       Sole                    48251
McGrath Rentcorp               COM              580589109    24483  1029120 SH       Sole                  1029120
Medidata Solutions Inc         COM              58471a105     1412    85901 SH       Sole                    85901
Mednax Inc.                    COM              58502b106    57991   925781 SH       Sole                   925781
Merchants Bancshares Inc.      COM              588448100      241     9011 SH       Sole                     9011
Meredith Corp                  COM              589433101    10140   447874 SH       Sole                   447874
Metro Bancorp Inc.             COM              59161r101      378    43756 SH       Sole                    43756
Microchip Technology Inc.      COM              595017104    12012   386101 SH       Sole                   386101
Midsouth Bancorp               COM              598039105      132    12276 SH       Sole                    12276
Mohawk Industries              COM              608190104    11519   268434 SH       Sole                   268434
National Instruments           COM              636518102      503    22001 SH       Sole                    22001
NBT Bancorp Inc.               COM              628778102     4199   225492 SH       Sole                   225492
OneBeacon                      COM              G67742109    11455   839842 SH       Sole                   839842
Patriot Transportation Holding COM              70337B102      405    20056 SH       Sole                    20056
Patterson Companies Inc.       COM              703395103    34286  1197540 SH       Sole                  1197540
Penseco Financial Services     COM              709570105      222     5848 SH       Sole                     5848
Protective Life Corp.          COM              743674103    22455  1436652 SH       Sole                  1436652
Questar Corp                   COM              748356102     2844   160601 SH       Sole                   160601
Rofin-Sinar Technologies Inc.  COM              775043102     1029    53601 SH       Sole                    53601
Ross Stores Inc.               COM              778296103    54774   696069 SH       Sole                   696069
S Y Bancorp                    COM              785060104      308    16560 SH       Sole                    16560
SCBT Financial                 COM              78401v102    12083   489591 SH       Sole                   489591
Sigma Aldrich Corp.            COM              826552101     3707    60001 SH       Sole                    60001
Southern National Bancorp of V COM              843395104      532    84937 SH       Sole                    84937
Sterling Bancorp               COM              859158107      303    41714 SH       Sole                    41714
Strayer Education              COM              863236105     4825    62926 SH       Sole                    62926
Stryker Corp                   COM              863667101    18702   396825 SH       Sole                   396825
TCF Financial                  COM              872275102    17718  1934262 SH       Sole                  1934262
Trustco Bank Corp              COM              898349105       99    22271 SH       Sole                    22271
Ultra Petroleum Corp           COM              903914109    28322  1021731 SH       Sole                  1021731
US Ecology, Inc.               COM              91732j102     4355   281526 SH       Sole                   281526
VCA Antech, Inc.               COM              918194101     2379   148901 SH       Sole                   148901
Washington Banking Co.         COM              937303105      399    40960 SH       Sole                    40960
Waters Corp.                   COM              941848103    28295   374816 SH       Sole                   374816
Watson Pharmaceuticals         COM              942683103      573     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      611    35301 SH       Sole                    35301
Westamerica Bank               COM              957090103     5495   143392 SH       Sole                   143392
White Mtns Insurance           COM              g9618e107    61752   152193 SH       Sole                   152193
Winthrop Realty Trust          COM              976391300      861    99076 SH       Sole                    99076
Xilinx Inc                     COM              983919101    22449   818095 SH       Sole                   818095
Yum Brands                     COM              988498101    30782   623236 SH       Sole                   623236
Zebra Technologies A           COM              989207105    42189  1363579 SH       Sole                  1363579